                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GeoCapital LLC
Address:  825 Third Avenue
          32nd Floor
          New York, NY 10022

Form 13F File Number: 28-4421

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Irwin Lieber
Title:    Chairman
Phone:    212-486-4455

Signature, Place, and Date of Signing:

  /s/ Iriwn Lieber             New York, NY            4/10/06
---------------------    -----------------------    -------------
     [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-4421                  Irwin Lieber
     ----------------------   --------------------------
     [Repeat as necessary.]


                                       9
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:      $210,752,000
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number               Name

     02        28-4421                            Barry K Fingerhut

     [Repeat as necessary.]

     03        28-4421                            Affiliated Managers Group

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/06
                          RUN DATE: 04/07/06 2:07 P.M.


            REPORT SUMMARY:

      NUMBER OF OTHER INCLUDED MANAGERS:         0

   FORM 13F INFORMATION TABLE ENTRY TOTAL:      49

FORM 13F INFORMATION TABLE VALUE TOTAL:    $210,752,000

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                                  AS OF 3/31/06

                                TITLE OF                VALUE    SHARES/    SH/   INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (X$1000)   PRN AMT    PRN   DESCRETION    SOLE     SHARED    NONE
ACXIOM CORP                      COM        5125109     5,315    205,675    SH      DEFINED        0    205,675       0
ANSWERTHINK INC COM              COM       36916104       402     62,500    SH      DEFINED        0     62,500       0
BEA SYS INC                      COM       73325102     4,335    330,190    SH      DEFINED        0    330,190       0
BJ SVCS CO                       COM       55482103     6,273    181,300    SH      DEFINED        0    181,300       0
BORLAND SOFTWARE CORP COM        COM       99849101     2,418    447,835    SH      DEFINED        0    447,835       0
CARDICA INC COM                  COM      14141R101     1,733    220,150    SH      DEFINED        0    220,150       0
COSTAR GROUP INC COM             COM      22160N109     2,463     47,470    SH      DEFINED        0     47,470       0
COVANSYS CORP                    COM      22281W103     4,618    268,626    SH      DEFINED        0    268,626       0
CYPRESS SEMICONDUCTOR CORP       COM      232806109     4,388    258,890    SH      DEFINED        0    258,890       0
DEVRY INC                        COM      251893103     5,079    223,035    SH      DEFINED        0    223,035       0
DIAMONDCLUSTER INTL              COM      25278P106     2,421    226,300    SH      DEFINED        0    226,300       0
DIGITAL MUSIC GROUP INC COM      COM      25388X106       912     97,850    SH      DEFINED        0     97,850       0
DIGITAL RIV INC                  COM      25388B104     4,579    105,000    SH      DEFINED        0    105,000       0
DORAL FINL CORP                  COM      25811P100     2,500    216,490    SH      DEFINED        0    216,490       0
GARTNER GROUP INC NEW CL A       COM      366651107     4,722    338,510    SH      DEFINED        0    338,510       0
HEARTLAND EXPRESS INC            COM      422347104     5,899    270,727    SH      DEFINED        0    270,727       0
HELIX ENERGY SOLUTIONS GRP INC   COM      42330P107     9,578    252,720    SH      DEFINED        0    252,720       0
HOST MARRIOTT CORP NEW           COM      44107P104     4,824    225,412    SH      DEFINED        0    225,412       0
INTERSIL CORP CL A               COM      46069S109     5,605    193,800    SH      DEFINED        0    193,800       0
INTERWOVEN INC                   COM      46114T508     1,106    123,000    SH      DEFINED        0    123,000       0
KENEXA CORP COM                  COM      488879107     3,102    100,888    SH      DEFINED        0    100,888       0
LECG CORP                        COM      523234102     3,104    161,105    SH      DEFINED        0    161,105       0
LEGG MASON INC                   COM      524901105    11,656     93,000    SH      DEFINED        0     93,000       0
MICRUS ENDOVASCULAR              COM      59518V102     3,057    218,384    SH      DEFINED        0    218,384       0
MILLER HERMAN INC                COM      600544100     5,297    163,500    SH      DEFINED        0    163,500       0
NATIONAL INSTRUMENTS             COM      636518102     5,061    155,138    SH      DEFINED        0    155,138       0
NEUSTAR                          COM      64126X201     5,877    189,580    SH      DEFINED        0    189,580       0
NUVEEN INVTS INC CL A            COM      67090F106     2,797     58,090    SH      DEFINED        0     58,090       0
PLACER SIERRA BANCSHARES COM     COM      726079106     7,260    254,280    SH      DEFINED        0    254,280       0

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                                  AS OF 3/31/06

                                 TITLE OF                 VALUE     SHARES/   SH/    INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)    PRN AMT   PRN    DESCRETION   SOLE     SHARED      NONE
PRINCETON REVIEW INC               COM      742352107     2,810      464,430   SH      DEFINED       0      464,430       0
QUEST PRODS CORP                   COM      747955102         6    3,556,434   SH      DEFINED       0    3,556,434       0
QUEST SOFTWARE                     COM      74834T103     5,965      357,185   SH      DEFINED       0      357,185       0
RIGHTNOW TECHNOLOGIES INC COM      COM      76657R106     3,174      200,000   SH      DEFINED       0      200,000       0
S1 CORP                            COM      78463B101     3,935      780,790   SH      DEFINED       0      780,790       0
SCHEIN HENRY INC                   COM      806407102     5,586      116,724   SH      DEFINED       0      116,724       0
SEACOR SMIT INC.                   COM      811904101     6,292       79,450   SH      DEFINED       0       79,450       0
SOTHEBY HLDGS INC CL A             COM      835898107     7,295      251,200   SH      DEFINED       0      251,200       0
SYCAMORE NETWORKS INC              COM      871206108     1,572      334,455   SH      DEFINED       0      334,455       0
TETRA TECHNOLOGIES INC             COM      88162F105     8,748      185,960   SH      DEFINED       0      185,960       0
TIBCO SOFTWARE INC COM             COM      88632Q103     1,987      237,640   SH      DEFINED       0      237,640       0
TUMBLEWEED COMMUNICATIONS COCO     COM      899690101       731      244,460   SH      DEFINED       0      244,460       0
ULTIMATE SOFTWARE GRP              COM      90385D107     1,536       59,420   SH      DEFINED       0       59,420       0
UNIVERSAL TECHNICAL INSTITUTE      COM      913915104     2,167       72,000   SH      DEFINED       0       72,000       0
W HLDG CO INC                      COM      929251106     3,814      484,606   SH      DEFINED       0      484,606       0
WEBSIDESTORY INC COM               COM      947685103     4,578      266,300   SH      DEFINED       0      266,300       0
WILEY JOHN & SONS INC CL A         COM      968223206     6,766      178,770   SH      DEFINED       0      178,770       0
WIND RIV SYS INC                   COM      973149107     3,113      250,000   SH      DEFINED       0      250,000       0
WR BERKLEY CORP                    COM       84423102    10,875      280,968   SH      DEFINED       0      280,968       0
YANKEE CANDLE INC                  COM      984757104     3,421      125,000   SH      DEFINED       0      125,000       0